Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of reconciliation of expected tax expense and reported tax expense

In € thousand	2020	2019
Profit (Loss) before income tax	(188,381)	(63,418)
Income tax rate	27.55%	27.55%
Expected income taxes on this	51,899	17,472
Effects deriving from differences to the expected tax rate	54	(3)
Other non-deductible expenses and taxes	(238)	(312)
Changes in the realization of deferred tax assets	(22,371)	(18,978)
Other	(29,390)	1,760
Income tax as per statement of operations	(46)	(61)
Effective tax rate in %	0.0%	(0.1)%

Schedule of Deferred taxes

	Deferred tax assets			Deferred tax liabilities
In € thousand	12/31/2020	12/31/2019	01/01/2019	12/31/2020	12/31/2019	01/01/2019
Non-current assets	206	338	—	191	2	5
Intangible assets	203	336	—	—	—	1
Property, plant and equipment	—	—	—	3	2	4
Financial assets	3	2	—	188	—	—
Current assets	1	23	1	—	—	12
Inventories	1	2	1	—	—	—
Receivables and other assets	—	21	—	—	—	12
Non-current liabilities	1	144	16	9	—	—
Provisions	—	1	—	9	—	—
Liabilities	1	143	16	—	—	—
Current liabilities	55	4	—	63	507	—
Provisions	0	—	—	62	—	—
Liabilities	55	4	—	1	507	—
Gross value	263	509	17	263	509	17
Netting	(263)	(509)	(17)	(263)	(509)	(17)
Recognition in the statement of financial position	—	—	—	—	—	—

Schedule of tax attributes (gross)

In € thousand	12/31/2020	12/31/2019	01/01/2019
Corporation tax loss carryforwards	129,704	42,056	41,343
Trade tax loss carryforwards	128,889	41,657	41,197
Interest carryforwards	14,879	9,555	—

Schedule of deductible temporary differences and tax loss and interest carryforwards

	Deferred tax assets on
	Temporary		Interest carry
In € thousand	differences	Tax losses	forward	Total
Unrecognized deferred tax assets as of January 1, 2019	3,834	11,373	—	15,207
Addition	16,479	167	2,352	18,998
Unrecognized deferred tax assets as of December 31, 2019	20,313	11,540	2,352	34,205
Addition	—	24,099	1,311	25,410
Deductions	(3,037)	—	—	(3,037)
Unrecognized deferred tax assets as of December 31, 2020	17,276	35,639	3,663	56,578